Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 1.9% of Net Assets
	Biotechnology – 1.8%
911,127	Decipher Biosciences, Inc. Series II, 8.00%	$4,254,963
905,797	Decipher Biosciences, Inc. Series III, 8.00%	4,230,072
70,050	Decipher Biosciences, Inc. Series IV, 8.00%	327,134
294,259	Oculis SA, Series B2, 6.00% (c)	2,767,424
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	254
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	147
3,596,396	Rallybio Holdings, LLC Series B	5,000,069
		16,580,063
	Health Care Equipment & Supplies – 0.1%
163,405	IO Light Holdings, Inc. Series A2	629,223
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $16,193,741)	17,209,286

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 17.5% of Net Assets
	Convertible Notes (Restricted)(a) – 0.1%
	Biotechnology – 0.1%
$1,435,801	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/21	642,054
	Total Convertible Notes	642,054

	Non-Convertible Notes – 17.4%
	Biotechnology – 3.9%
3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,595,103
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	6,357,832
10,000,000	Amgen, Inc., 3.63% due 05/15/22	10,360,799
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,470,010
840,000	Biogen, Inc., 3.63% due 09/15/22	885,566
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	10,986,886
		34,656,196
	Health Care Equipment & Supplies – 2.0%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,276,998
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,769,186
1,558,000	Medtronic, Inc., 3.50% due 03/15/25	1,748,408
3,500,000	Stryker Corp., 3.65% due 03/07/28	4,047,861
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,776,689
		17,619,142
	Health Care Providers & Services – 6.4%
10,500,000	Anthem, Inc., 3.50% due 08/15/24	11,520,918
2,975,000	Anthem, Inc., 4.10% due 03/01/28	3,516,988
2,325,000	Anthem, Inc., 4.65% due 08/15/44	3,058,073

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	Health Care Providers & Services – continued
$2,100,000	Cigna Corp., 3.50% due 06/15/24 (d)	$2,294,481
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,817,865
8,250,000	Cigna Corp., 6.13% due 11/15/41 (d)	12,180,444
286,000	CVS Health Corp., 3.70% due 03/09/23	305,968
2,031,000	CVS Health Corp., 4.30% due 03/25/28	2,416,810
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,660,659
3,700,000	CVS Health Corp., 5.05% due 03/25/48	5,014,530
2,750,000	Tenet Healthcare Corp., 4.63% due 07/15/24	2,818,805
2,100,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	2,150,718
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,735,902
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,960,221
		57,452,382
	Healthcare Services – 0.2%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,320,414
	Life Sciences Tools & Services – 0.3%
2,100,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	2,360,522
	Pharmaceuticals – 4.6%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	7,330,996
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26 (d)	8,438,495
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29 (d)	2,444,738
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,482,234
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,453,997
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,281,267
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	4,653,490
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	9,467,063
		41,552,280
	Total Non-Convertible Notes	155,960,936
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $139,732,992)	156,602,990

SHARES
	COMMON STOCKS AND WARRANTS - 101.8% of Net Assets

	Biotechnology – 14.6%
356,969	AbbVie, Inc.	38,249,228
86,245	Alexion Pharmaceuticals, Inc. (b) (e)	13,474,919
72,998	Amgen, Inc.	16,783,700
123,052	Atreca, Inc. (b)	1,987,290
34,813	Biogen, Inc. (b)	8,524,311
601	Esperion Therapeutics, Inc. (b)	15,626
348,417	Exelixis, Inc. (b) (e)	6,992,729
364,646	Galera Therapeutics, Inc. (b)	3,730,329
222,389	Gilead Sciences, Inc. (e)	12,956,383
31,649	Incyte Corp. (b)	2,752,830
25,000	Intercept Pharmaceuticals, Inc. (b)	617,500

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited, continued)

SHARES		VALUE
	Biotechnology – continued
34,093	Nektar Therapeutics (b)	$579,581
226,241	Pieris Pharmaceuticals, Inc. (b)	565,602
40,496	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	12,959
20,248	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	13,769
24,874	Regeneron Pharmaceuticals, Inc. (b) (e)	12,016,878
21,700	REGENXBIO, Inc. (b)	984,312
40,054	Vertex Pharmaceuticals, Inc. (b)	9,466,362
27,479	Xencor, Inc. (b)	1,198,909
		130,923,217
	Health Care Equipment & Supplies – 22.3%
319,880	Abbott Laboratories (e)	35,023,661
8,196	ABIOMED, Inc. (b)	2,657,143
83,358	Becton, Dickinson and Co. (e)	20,857,839
203,537	DENTSPLY Sirona, Inc.	10,657,197
36,864	DexCom, Inc. (b) (e)	13,629,358
198,658	Edwards Lifesciences Corp. (b) (e)	18,123,569
17,402	Hologic, Inc. (b)	1,267,388
14,106	IDEXX Laboratories, Inc. (b)	7,051,166
34,888	Inogen, Inc. (b)	1,558,796
321,093	Medtronic plc (e)	37,612,834
55,587	STERIS plc	10,535,960
86,868	Stryker Corp.	21,286,135
10,955	Teleflex, Inc.	4,508,750
99,934	Zimmer Biomet Holdings, Inc. (e)	15,398,830
		200,168,626
	Health Care Providers & Services – 17.3%
19,808	Addus HomeCare Corp. (b)	2,319,319
14,989	Amedisys, Inc. (b)	4,396,723
31,690	Anthem, Inc.	10,175,342
24,627	Charles River Laboratories International, Inc. (b) (e)	6,153,302
85,600	Cigna Corp.	17,820,208
109,035	Community Health Systems, Inc. (b)	810,130
171,121	CVS Health Corp.	11,687,564
19,912	Five Star Senior Living, Inc. (b)	137,393
97,717	HCA Healthcare, Inc. (e)	16,070,538
46,179	Humana, Inc. (e)	18,945,858
27,264	Molina Healthcare, Inc. (b) (e)	5,798,508
117,522	Owens & Minor Inc	3,178,970
82,736	Tenet Healthcare Corp. (b) (e)	3,303,649
156,647	UnitedHealth Group, Inc.(e)	54,932,970
		155,730,474

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited, continued)

SHARES		VALUE
	Health Care Technology – 0.5%
22,388	Teladoc Health, Inc. (b)	$4,476,705
	Healthcare Services – 1.1%
67,290	Centene Corp. (b)	4,039,418
30,505	Laboratory Corporation of America Holdings (b)	6,209,293
		10,248,711
	Life Sciences Tools & Services – 9.8%
39,625	Agilent Technologies, Inc.	4,695,166
7,600	Bio-Techne Corp.	2,413,380
39,588	Illumina, Inc. (b) (e)	14,647,560
6,650	Mettler-Toledo International, Inc. (b)	7,578,872
18,335	PerkinElmer, Inc.	2,631,073
25,068	PRA Health Sciences, Inc. (b)	3,144,530
86,199	Thermo Fisher Scientific, Inc. (e)	40,149,770
53,060	Waters Corp. (b) (e)	13,128,105
		88,388,456
	Medical Devices and Diagnostics – 8.0%
6,886	Align Technology, Inc. (b)	3,679,740
167,512	Boston Scientific Corp. (b) (e)	6,022,056
149,591	Danaher Corp. (e)	33,230,145
13,277	Intuitive Surgical, Inc. (b)	10,861,914
41,557	Quest Diagnostics, Inc.	4,952,348
60,787	ResMed, Inc. (e)	12,920,885
		71,667,088
	Pharmaceuticals – 21.9%
1,642,302	Assertio Holdings, Inc. (b)	587,287
529,437	Bristol-Myers Squibb Co. (e)	32,840,977
204,109	Bristol-Myers Squibb Co., CVR 03/31/21 (b) (f)	140,856
141,201	Eli Lilly & Co.	23,840,377
85,743	Horizon Therapeutics plc (b) (e)	6,272,100
38,687	IQVIA Holdings, Inc. (b) (e)	6,931,550
367,521	Johnson & Johnson	57,840,455
67,031	McKesson Corp.	11,658,032
356,818	Merck & Co., Inc. (e)	29,187,712
28,292	Perrigo Co. plc	1,265,218
510,963	Pfizer, Inc. (e)	18,808,548
312,904	Teva Pharmaceutical Industries Ltd. (b) (e) (g)	3,019,524
25,361	Zoetis, Inc.	4,197,245
		196,589,881
	Real Estate Investment Trusts – 6.3%
293,879	Diversified Healthcare Trust REIT	1,210,782
31,668	Global Medical REIT, Inc.	413,584
11,370	Healthcare Realty Trust Inc.	336,552
13,749	Healthcare Trust of America, Inc.	378,647
66,791	Healthpeak Properties, Inc.	2,019,092

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited, continued)

SHARES		VALUE
	Real Estate Investment Trusts – continued
135,390	LTC Properties, Inc.	$5,268,025
266,557	Medical Properties Trust, Inc.	5,808,277
5,596	National Health Investors, Inc.	387,075
160,373	New Senior Investment Group Inc.	830,732
235,358	Omega Healthcare Investors, Inc.	8,548,203
326,992	Physicians Realty Trust	5,820,458
419,879	Sabra Health Care REIT, Inc.	7,293,298
3,075	Universal Health Realty Income Trust	197,630
156,416	Ventas, Inc.	7,670,641
161,599	Welltower, Inc.	10,442,527
		56,625,523
	TOTAL COMMON STOCKS AND WARRANTS (Cost $796,804,450)	914,818,681
	EXCHANGE TRADED FUND - 0.1% of Net Assets
10,055	Health Care Select Sector SPDR Fund	1,140,639
	TOTAL EXCHANGE TRADED FUND (Cost $988,500)	1,140,639

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 3.7% of Net Assets
$33,601,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $33,601,000, 0.00%, dated , due 01/04/21 (collateralized by U.S. Treasury Notes 2.38%, due 3/15/22, market value$34,273,033)	33,601,000
	TOTAL SHORT-TERM INVESTMENT (Cost $33,601,000)	33,601,000

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)		VALUE
	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets
	Call Option Contracts Written - (0.1)%
393 /(4,323,000)	Abbott Laboratories Jan21 110 Call	(76,635)
148 /(1,924,000)	Alexion Pharmaceuticals, Inc. Jan21 130 Call	(375,920)
41 /(1,025,000)	Becton, Dickinson and Co. Jan21 250 Call	(20,377)
239 /(860,400)	Boston Scientific Corp. Jan21 36 Call	(21,032)
241 /(1,566,500)	Bristol-Myers Squibb Co. Jan21 65 Call	(7,953)
25 /(600,000)	Charles River Laboratories International, Inc. Jan21 240 Call	(31,750)
219 /(5,037,000)	Danaher Corp. Jan21 230 Call	(35,478)
54 /(2,052,000)	DexCom, Inc. Jan21 380 Call	(52,272)
217 /(1,880,739)	Edwards Lifesciences Corp. Jan21 86.67 Call	(108,500)
335 /(737,000)	Exelixis, Inc. Jan21 22 Call	(8,375)
235 /(1,527,500)	Gilead Sciences, Inc. Jan21 65 Call	(7,990)
67 /(1,072,000)	HCA Healthcare, Inc. Jan21 160 Call	(49,580)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)		VALUE
	Call Option Contracts Written– continued
86 /(645,000)	Horizon Therapeutics plc Jan21 75 Call	$(21,070)
22 /(935,000)	Humana, Inc. Jan21 425 Call	(9,570)
68 /(2,516,000)	Illumina, Inc. Jan21 370 Call	(69,360)
42 /(735,000)	IQVIA Holdings, Inc. Jan21 175 Call	(27,300)
312 /(3,588,000)	Medtronic plc Jan21 115 Call	(109,200)
501 /(4,258,500)	Merck & Co., Inc. Jan21 85 Call	(25,551)
26 /(598,000)	Molina Healthcare, Inc. Jan21 230 Call	(5,070)
1,346 /(6,730,000)	Pfizer, Inc. Jan21 50 Call	(2,692)
24 /(1,296,000)	Regeneron Pharmaceuticals, Inc. Jan21 540 Call	(2,640)
28 /(616,000)	ResMed, Inc. Jan21 220 Call	(4,900)
144 /(547,200)	Tenet Healthcare Corp. Jan21 38 Call	(42,840)
494 /(543,400)	Teva Pharmaceutical Industries Ltd. Jan21 11 Call	(4,446)
126 /(6,300,000)	Thermo Fisher Scientific, Inc. Jan21 500 Call	(11,970)
62 /(2,294,000)	UnitedHealth Group, Inc. Jan21 370 Call	(12,400)
25 /(600,000)	Waters Corp. Jan21 240 Call	(26,750)
43 /(666,500)	Zimmer Biomet Holdings, Inc. Jan21 155 Call	(12,900)
	Total Call Option Contracts Written (Premiums received $(1,077,624))	(1,184,521)
	TOTAL INVESTMENTS - 124.9% (Cost $986,243,059)	1,122,188,075
	OTHER LIABILITIES IN EXCESS OF ASSETS - (24.9)%	(224,008,411)
	NET ASSETS - 100%	$898,179,664

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	A portion of security is pledged as collateral for call options written.
(f)	Contingent Value Right
(g)	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2020, the cost of securities for Federal income tax purposes was $987,298,117. The net unrealized gain on securities held by the Fund was $134,889,958, including gross unrealized gain of $185,503,229 and gross unrealized loss of $50,613,271.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

The following is a summary of the levels used as of December 31, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$-	$-	$16,580,063	$16,580,063
Health Care Equipment & Supplies	-	-	629,223	629,223
Convertible Notes
Biotechnology	-	-	642,054	642,054
Non-convertible Notes
Biotechnology	-	34,656,196	-	34,656,196
Health Care Equipment & Supplies	-	17,619,142	-	17,619,142
Health Care Providers & Services	-	57,452,382	-	57,452,382
Healthcare Services	-	2,320,414	-	2,320,414
Life Sciences Tools & Services	-	2,360,522	-	2,360,522
Pharmaceuticals	-	41,552,280	-	41,552,280
Common Stocks and Warrants
Biotechnology	130,896,489	-	26,728	130,923,217
Health Care Equipment & Supplies	200,168,626	-	-	200,168,626
Health Care Providers & Services	155,730,474	-	-	155,730,474
Health Care Technology	4,476,705	-	-	4,476,705
Healthcare Services	10,248,711	-	-	10,248,711
Life Sciences Tools & Services	88,388,456	-	-	88,388,456
Medical Devices and Diagnostics	71,667,088	-	-	71,667,088
Pharmaceuticals	196,589,881	-	-	196,589,881
Real Estate Investment Trusts	56,625,523	-	-	56,625,523
Exchange Traded Fund	1,140,639	-	-	1,140,639
Short-term Investment	-	33,601,000	-	33,601,000
Total	$915,932,592	$189,561,936	$17,878,068	$1,123,372,596
Other Financial Instruments
Liabilities
Options Contracts Written	$(1,184,521)	-	$-	$(1,184,521)
Total	$(1,184,521)	$-	$-	$(1,184,521)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2020
Convertible Preferred and Warrants
Biotechnology	$11,757,099	$4,822,848	$116	$0	$0	$16,580,063
Health Care Equipment & Supplies	629,223	0	0	0	0	629,223
Convertible Notes
Biotechnology	649,617	(7,563)	0	0	0	642,054
Common Stock and Warrants
Biotechnology	18,426	8,302	0	0	0	26,728
Total	$13,054,365	$4,823,587	$116	$0	$0	$17,878,068

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020	$4,823,587

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

The	following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2020	Valuation Technique	Unobservable Input	Range(Weighted Average)
Common Stock and Warrants	$26,728	Income approach,	Discount for lack of	20.00% (20.00%)
		Black-Scholes	marketability
Convertible Preferred and Warrants	77,733	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.50 (0.50) years
	2,767,825	Market approach,	(a)	N/A
	14,363,728	Recent transaction	(b)	N/A
Convertible Notes	642,054	Probability adjusted value	Probability of events Timing of events	0.00%-99.00% (35.29%) 0.25-14.50 (2.46) years
	$17,878,068

(a) There is no quantitative information to provide as this method of measure is investment specific.

(b) The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at December 31, 2020.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19	$4,220,940	$4.67		$4,254,963
Series III Cvt. Pfd	03/29/19	955,175	4.67		4,230,072
Series IV Cvt. Pfd	05/14/20	152,083	4.67		327,134
IO Light Holdings, Inc.Series A2 Cvt. Pfd	04/30/20	628,047	3.85		629,223
Oculis SA, Series B2 Cvt. Pfd	01/16/19	2,477,246	9.40		2,767,424
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16	1,651,433	0.00	††	254
Series B Cvt. Pfd	03/03/17	1,100,200	0.00	††	147
Cvt. Promissory Notes	01/30/19	417,284	0.00		0
Cvt. Promissory Notes	03/28/19	417,285	0.00		0
Cvt. Promissory Notes	07/16/19	480,998	106.79		513,641
Cvt. Promissory Notes	10/07/19	120,252	106.79		128,413
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20	5,008,617	1.39		5,000,069
		$17,629,560			$17,851,340

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01 See Schedule of Investments and corresponding footnotes for more information on each issuer.